SUBSEQUENT EVENTS (Details)			1 Months Ended		3 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Jul. 21, 2024 USD ($) $ / shares shares	Sep. 08, 2023 USD ($) D $ / shares	Feb. 29, 2024 USD ($) shares	Jan. 31, 2024 USD ($) D $ / shares shares	Mar. 31, 2023 USD ($)	Jun. 30, 2023 USD ($)	Sep. 30, 2024 USD ($) shares	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 shares
SUBSEQUENT EVENTS
Proceeds from exercise of warrants					$ 3	$ 3	$ 61,410,815	$ 348,641	$ 789,642
Number of warrants exercised | shares									177,877	0
October 2022 Public Offering and Private Placement
SUBSEQUENT EVENTS
Proceeds from exercise of warrants									$ 348,638
Series E-3 preferred stock | September 2023 Private Placement
SUBSEQUENT EVENTS
Conversion of preferred stock to common stock (in shares) | shares							12,574,557
Conversion price per share | $ / shares		$ 3.185		$ 3.185
Series E-3 preferred stock | September 2023 Private Placement | Tranche A Warrants
SUBSEQUENT EVENTS
Proceeds from exercise of warrants				$ 44,100,000
Series E-4 preferred stock
SUBSEQUENT EVENTS
Conversion of preferred stock to common stock (in shares) | shares	3,750,909
Series E-4 preferred stock | 2023 Tranche B Preferred Warrants
SUBSEQUENT EVENTS
Conversion price per share | $ / shares	$ 2.52
Proceeds from exercise of warrants	$ 19,400,000
Net proceeds from warrant exercises	$ 17,500,000
Number of shares issuable upon conversion of preferred stock | shares	6,739,918
Series E-4 preferred stock | September 2023 Private Placement
SUBSEQUENT EVENTS
Conversion price per share | $ / shares		$ 4.7775
Series E-4 preferred stock | September 2023 Private Placement | 2023 Tranche B Preferred Warrants
SUBSEQUENT EVENTS
Number of days		10
Proceeds from exercise of warrants		$ 34,300,000
Subsequent event | September 2023 Private Placement | Tranche A Warrants
SUBSEQUENT EVENTS
Number of days | D				10
Subsequent event | October 2022 Public Offering and Private Placement
SUBSEQUENT EVENTS
Proceeds from exercise of warrants			$ 1,100,000	$ 1,100,000
Number of warrants exercised | shares			547,177	547,177
Subsequent event | Series E-3 preferred stock | September 2023 Private Placement | Tranche A Warrants
SUBSEQUENT EVENTS
Conversion of preferred stock to common stock (in shares) | shares				2,205
Conversion price per share | $ / shares				$ 3.185
Proceeds from exercise of warrants				$ 44,100,000
Net proceeds from warrant exercises				$ 42,800,000
Subsequent event | Series E-4 preferred stock | 2023 Tranche B Preferred Warrants
SUBSEQUENT EVENTS
Conversion price per share | $ / shares	$ 2.52
Proceeds from exercise of warrants	$ 19,400,000
Net proceeds from warrant exercises	$ 17,500,000
Number of shares issuable upon conversion of preferred stock | shares	6,739,918